Employee compensation (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Employee Benefits [Abstract]
Stock-based compensation and related costs
Stock-based compensation and related costs were included in the following expenses:

	2021	2020
	$	$

Direct cost of revenues	3,231	591
General and administrative	11,123	3,196
Research and development	10,941	3,101
Sales and marketing	19,460	3,042

Total stock-based compensation and related costs	44,755	9,930